Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Event

Note 11 – Subsequent Events

Subsequent to December 31, 2024, the Company had the following transactions:

Notes Payable – Related Party

In February 2025, the Company executed a note with a board director for $100,000. The advance was non-interest bearing and unsecured. The note was required to be repaid within one-month (1) of the Company receiving a capital investment of a sufficient amount to make this repayment. The $100,000 advance was repaid in full.

The same board director has also been repaid $250,000 on existing Notes #2 and #3 which had remaining balances at December 31, 2024 of $150,000 and $100,000, respectively. See Note 5 for tabular summary.

Stock Issued for Cash

The Company issued 8,000,000 shares of common stock for $8,000,000 ($1/share).

Common Stock Repurchase Agreement

The Company repurchased 4,000,000 shares of common stock from a stockholder for $2,500,000 ($0.60 - 0.75/share).

The repurchased shares were cancelled and retired upon acquisition and are no longer considered issued or outstanding. In accordance with FASB ASC 505-30, Equity – Treasury Stock, and consistent with the Company’s corporate charter and applicable state law, the cancelled shares were returned to the status of authorized but unissued, thereby increasing the number of shares available for future issuance.

The repurchase will be accounted for as a reduction to stockholders’ equity, with the purchase price allocated entirely to Additional Paid-in Capital (“APIC”), as the Company had sufficient APIC available from prior issuances. No gain or loss will be recognized in connection with this transaction. The cash outflow related to the stock repurchase will be classified as a financing activity in the statement of cash flow.

In conjunction with the stock repurchase, the Company also issued 500,000 freestanding warrants to the selling stockholder. The warrants have an exercise price of $1 and expire on December 31, 2026. The warrants were classified as equity instruments under FASB ASC 815-40 and recorded at fair value, with a corresponding credit to APIC. As the warrants were issued as part of the consideration for the share repurchase, their fair value was included in the total cost of the repurchase transaction, resulting in a net effect of $0 on total stockholders’ equity.

Right-of-Use Operating Lease

On July 8, 2025, the Company executed a five-year lease for its office space, covering the period from July 8, 2025 to July 8, 2030.

●	Lease term: 60 months (five years)

●	Monthly lease payments:

○	Months 1-12: $3,626 per month

○	Months 13-24: $3,777 per month

○	Months 25-60: $4,200 per month

●	Total lease obligation: $240,040 (excluding variable monthly operating expenses)

●	Occupancy date: August 1, 2025

●	Renewal option: The lease has no renewal options.

●	Lease classification: The lease is evaluated under ASC 842, Leases, and recorded as a right-of-use (ROU) asset and lease liability based on the present value of lease payments ($196,049) at lease commencement.

●	Lease incentives/allowances – none

●	Guarantee – The lease is guaranteed by the Company’s Chief Executive Officer. The guarantee is unconditional and continuing, and covers the full performance of the lease obligations, including payment of rent and fulfillment of all tenant responsibilities.

The Company recognizes lease expense on a straight-line basis over the lease term.

Right-of-Use Operating Lease – Lease Termination

On June 26, 2025, the Company entered into an agreement to terminate its existing operating lease, which was originally scheduled to expire on May 31, 2027. The last payment was made July 1, 2025. Pursuant to the agreement, the termination is effective as of August 31, 2025.

As part of the termination agreement, the Company paid a lump-sum settlement of $20,000 to the lessor. This payment has been recorded as a lease termination expense in the consolidated statement of operations in 2025.

Upon termination, the Company:

●	Derecognized the right-of-use (ROU) asset and the corresponding lease liability related to the lease;

●	Recognized any difference between the asset and liability as a gain or loss on lease termination;

●	Included the $20,000 termination fee in the total expense recognized upon derecognition.

Loss on lease termination of $15,018 was calculated as follows:

Right-of-Use Asset	$28,228
Cash paid to terminate lease	20,000
Lease liability	(33,210)
Loss on lease termination	$15,018